Stock-Based Compensation - Summary of the Activity Under the Company's Stock Option Plans (Detail) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	8,548,357
Options, granted	882,070
Options, cancelled	(752,410)
Options outstanding, ending balance	8,678,017	8,548,357
Options, exercisable	6,377,398
Options, vested and expected to vest	8,539,979
Options available for grant	356,999
Weighted-Average Exercise Price Per Share, Options outstanding, beginning balance	$ 0.62
Weighted-Average Exercise Price Per Share, granted	$ 0.77
Weighted- Average Exercise Price Per Share, cancelled	$ 0.60
Weighted- Average Exercise Price Per Share, Options outstanding, ending balance	$ 0.64	$ 0.62
Weighted- Average Exercise Price Per Share, Options exercisable	$ 0.60
Weighted-Average Exercise Price Per Share, Options vested and expected to vest	$ 0.63
Weighted-Average Remaining Contractual Term in Years, Options outstanding	6 years 3 months 18 days	7 years
Weighted-Average Remaining Contractual Term in Years, Options exercisable	5 years 6 months 22 days
Weighted-Average Remaining Contractual Term in Years, Options vested and expected to vest	6 years 3 months 7 days
Aggregate Intrinsic Value, Options outstanding	$ 31,359	$ 394
Aggregate Intrinsic Value, Options exercisable	23,299
Aggregate Intrinsic Value, Options vested and expected to vest	$ 30,846